February 2, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Ms. Patsy Mengiste
       Document Control - EDGAR

RE:    Strategist Tax-Free Income Fund, Inc.
       File No. 33-63909/811-07407

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

STRATEGIST TAX-FREE INCOME FUND, INC.



/s/ Eileen J. Newhouse
    Eileen J. Newhouse
    Secretary

EJN/BS/ps